Main Accounting Practices (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Main Accounting Practices [Abstract]
Schedule of Balance Sheets Restated	The impact on disclosures and footnotes in 2024 were:
			December 31, 2024
	Notes		Restated	Adjustment	Prior
OTHER CURRENT ASSETS			386,919		386,919
Other Assets	11	(a)	1,025,195	1,025,195	—
Total Current Assets			1,412,114	1,025,195	386,919
OTHER NON-CURRENT ASSETS			248,173	—	248,173
Intangible assets	13	(b)	512,012	(2,191,433)	2,703,445
Total Non-Current Assets			760,185	(2,191,433)	2,951,618
TOTAL ASSETS			2,172,299	(1,166,238)	3,338,537

Total Current Liabilities			6,992,147	—	6,992,147
Total Non-Current Liabilities			53,358	—	53,358
Capital stock			1,012,492	—	1,012,492
Accumulated Losses		(c)	(7,061,973)	(1,166,238)	(5,895,736)
Cumulative translation adjustment (CTA)			1,176,275	—	1,176,275
Negative Total Shareholders’ Equity	19		(4,873,206)	(1,166,238)	(3,706,969)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY			2,172,299	(1,166,238)	3,338,537

(a)      Reclassification adjustments related to deferred offering costs,

(b)      Reclassification adjustments related to deferred offering costs and GAAP Adjustments related to R&D Costs

(c)      GAAP Adjustments related to R&D Costs,

Schedule of Statement of Changes to Shareholders' Equity Restated
		Total shareholders’ equity
		Restated	Adjustment	Prior
Balance on 12/31/2023		(4,737,033)	(1,140,815)	(3,596,218)
Net Income (Loss) for the year	(a)	(1,627,821)	(25,423)	(1,602,398)
Currency Translation Adjustments		1,491,647	—	1,491,647
Balance on 12/31/2024		(4,873,206)	(1,166,238)	(3,706,969)

(a)      GAAP Adjustments related to R&D Costs

		Total shareholders’ equity
		Restated	Adjustment	Prior
Balance on 12/31/2022		1,257,690	—	1,257,690
Net Income (Loss)for the year	(a)	(5,839,344)	(1,140,815)	(4,698,529)
Currency Translation Adjustments		(159,281)	—	(159,281)
Other		3,902	—	3,902
Balance on 12/31/2023		(4,737,033)	(1,140,815)	(3,596,218)
Net Income (Loss)for the year	(b)	(1,627,821)	(25,423)	(1,602,398)
Currency Translation Adjustments		1,491,647	—	1,491,647
Balance on 12/31/2024		(4,873,206)	(1,166,238)	(3,706,969)

(a)      GAAP Adjustments related to R&D Costs

(b)      GAAP Adjustments related to R&D Costs

Schedule of Intangible Assets Restated
		December 31, 2024
		Restated	Adjustment	Prior
S,A,P		54,434	—	54,434
Operational		457,578	—	457,578
Other Operational	(a)	—	(2,191,433)	2,191,433
(-) Amortization
Total		512,012	(2,191,433)	2,703,445

(a)      Reclassification adjustments related to deferred offering costs and GAAP Adjustments related to R&D Costs

		December 31, 2024			December 31, 2023
		Restated	Adjustment	Prior	Restated	Adjustment	Prior
S,A,P		54,434	—	54,434	44,367	—	44,367
Operational		457,578	—	457,578	457,578	—	457,578
Other Operational	(a)	—	(2,191,433)	2,191,433	—	(2,166,010)	2,166,010
(-) Amortization		—	—	—	—	—	—
Total		512,012	(2,191,433)	2,703,445	501,945	(2,166,010)	2,667,955

(a)      Reclassification adjustments related to deferred offering costs and GAAP Adjustments related to R&D Costs

Schedule of Stockholders' Equity Restated
		December 31, 2024
		Restated	Adjustment	Prior
Capital stock		1,012,492	—	1,012,492
Net Loss for the year	(a)	(7,061,973)	(1,166,238)	(5,895,736)
Equity valuations adjustments (CTA)		1,176,275	—	1,176,275
		(4,873,206)	(1,166,238)	(3,706,969)

(a)      GAAP Adjustments related to R&D Costs

		December 31, 2024			December 31, 2023
		Restated	Adjustment	Prior	Restated	Adjustment	Prior
Capital stock		1,012,492	—	1,012,492	1,012,492	—	1,012,492
Net Income of the year	(a)	(7,061,973)	(1,166,238)	(5,895,736)	(5,434,153)	(1,140,815)	(4,293,338)
Equity valuations adjustments (CTA)		1,176,275	—	1,176,275	(315,372)	—	(315,372)
		(4,873,206)	(1,166,238)	(3,706,969)	(4,737,033)	(1,140,815)	(3,596,218)

(a)      GAAP Adjustments related to R&D Costs

Schedule of Balance Sheets Restated
			December 31, 2024			December 31, 2023
	Notes		Restated	Adjustment	Prior	Restated	Adjustment	Prior
OTHERS CURRENT ASSETS			386,919		386,919
Other Assets	11	(a)	1,025,195	1,025,195	—	1,025,195	1,025,195	—
Total Current Assets			386,919	1,025,195	386,919	1,561,956	1,025,195	536,761
OTHERS NON-CURRENT ASSETS			248,173	—	248,173
Intangible assets	13		512,012	(2,191,433)	2,703,445	501,945	(2,166,010)	2,667,955
Total Non-Current Assets			760,185	(2,191,433)	2,951,618	985,237	(2,166,010)	3,151,247
TOTAL ASSETS			2,172,299	(1,166,238)	3,338,537	2,547,193	(1,140,815)	3,688,008

Total Current Liabilities			6,992,147	—	6,992,147	5,943,336	—	5,943,336
Total Non-Current Liabilities			53,358	—	53,358	1,340,890	—	1,340,890
Capital stock			1,012,492	—	1,012,492	1,012,492	—	1,012,492
Accumulated (Losses)			(7,061,973)	(1,166,238)	(5,895,736)	(5,434,153)	(1,140,815)	(4,293,338)
Cumulative translation adjustment (CTA)			1,176,275	—	1,176,275	(315,372)	—	(315,372)
Negative Total Shareholders’ Equity	19		(4,873,206)	(1,166,238)	(3,706,969)	(4,737,033)	(1,140,815)	(3,596,218)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY			2,172,299	(1,166,238)	3,338,537	2,547,193	(1,140,815)	3,688,008

(a)      Reclassification adjustments related to deferred offering costs.

(b)      Reclassification adjustments related to deferred offering costs and GAAP Adjustments related to R&D Costs

(c)      GAAP Adjustments related to R&D Costs.

Schedule of Sales General and Administrative Expenses Restated
			Year Ended
			December 31, 2024			December 31, 2023
	Notes		Restated	Adjustment	Prior	Restated	Adjustment	Prior
GROSS PROFIT			(8,153)	—	(8,153)	(649,317)	—	(649,317)
OPERATING INCOME (EXPENSES)
General and Administrative Expenses	22		(387,678)	—	(387,678)	(1,784,167)	—	(1,784,167)
Sales expenses	22	(a)	(56,961)	(25,423)	(31,538)	(1,962,985)	(1,140,815)	(822,170)
OPERATING INCOME BEFORE FINANCIAL INCOME			(452,792)	(25,423)	(427,369)	(4,396,469)	(1,140,815)	(3,255,654)
FINANCIAL RESULTS			(1,172,087)		(1,172,087)
NET INCOME (LOSS) BEFORE INCOME TAX			(1,624,879)	(25,423)	(1,599,456)	(5,837,815)	(1,140,815)	(4,697,000)
NET INCOME (LOSS) FOR THE YEAR			(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)
Earnings per share:	26
Basic		(b)	(0.14)	(0.01)	(0.13)	(0.49)	(0.10)	(0.39)
Diluted		(b)	(0.14)	(0.01)	(0.13)	(0.49)	(0.10)	(0.39)
Weighted average shares outstanding	26
Basic			12,000,000	—	12,000,000	12,000,000	—	12,000,000
Diluted			12,512,142	—	12,512,142	12,300,047	196,495	12,103,552
Dividends per common share					—			—

(a)      GAAP Adjustments related to R&D Costs

(b)      Impacts related to earnings per share.

Schedule of Comprehensive Income Restated
		For Year Ended
		December 31, 2024			December 31, 2023
		Restated	Adjustment	Prior	Restated	Adjustment	Prior
NET INCOME (LOSS)	(a)	(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)
Other comprehensive income (loss), net of tax:		—		—	—		—
Net foreign currency translation (loss) gains		1,491,647	—	1,491,647	(159,281)	—	(159,281)
COMPREHENSIVE INCOME	(a)	(136,174)	(25,423)	(110,751)	(5,998,625)	(1,140,815)	(4,857,810)

(a)      GAAP Adjustments related to R&D Costs

Schedule of Clashflow Statement Restated
		For Year Ended
		December 31, 2024			December 31, 2023
		Restated	Adjustment	Prior	Restated	Adjustment	Prior
Cash Flows From Operating Activities
Loss for the year	(a)	(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)

Adjustments to reconcile the income with cash and cash equivalents generated by operating activities		1,874,423		1,874,423	(73,188)		(73,188)

Decreases/(increase) in assets		142,103	—	142,103	4,305,897	—	4,305,897
Other Assets	(b)	—	—	—	(1,025,195)	(1,025,195)	—
(Decreases)/increase in liabilities		(467,061)	—	(467,061)	3,742,745	—	3,742,745
Net cash (used) for provided by operations activities		(78,355)	(25,423)	(52,932)	1,106,983	(2,166,010)	3,272,993
Cash Flows Investing Activities:
Lease		—	—	—	(603,942)	—	(603,942)
Property, Plant And Equipent		1,436	—	1,436	(36,444)	—	(36,444)
Intangible assets	(c)	(10,066)	25,423	—35,489	(343,821)	2,166,010	(2,509,831)
Write-off of fixed assets		—	—	—	9,309	—	9,309
Marketable securities		—	—	—	95,828	—	95,828
Net cash used for investing activities		(8,630)	25,423	(34,053)	(879,070)	2,166,010	(3,045,080)
Cash Flows Financing Activities:
Net cash provided by (used) for financing activities		79,247	—	79,247	(238,623)	—	(238,623)
Decrease in cash and cash equivalents		(7,739)	—	(7,739)	(10,710)	—	(10,710)
Cash and equivalents at the beginning of the year		7,765	—	7,765	18,475	—	18,475
Cash and cash equivalents the end of the year		26	—	26	7,765	—	7,765
Decrease in cash and cash equivalents		(7,739)	—	(7,739)	(10,710)	—	(10,710)

(a)      GAAP Adjustments related to R&D Costs.

(b)      Reclassification adjustments related to deferred offering costs

(c)      Reclassification adjustments related to deferred offering costs and GAAP Adjustments related to R&D Costs

Schedule of Sales General and Administrative Expenses Restated
		For year ended
		December 31, 2024			December 31, 2023
		Restated	Adjustment	Prior	Restated	Adjustment	Prior
Administrative expenses		(387,678)	—	(387,678)	(1,784,167)	—	(1,784,167)
						—
Sales expenses		(56,960)	(25,423)	(31,537)	(1,960,776)	(1,140,815)	(819,961)
Others Sales Expenses		(31,528)	—	(31,528)	(785,031)	—	(785,031)
General expenses	(a)	(25,432)	(25,423)	(9)	(1,175,745)	(1,140,815)	(34,930)

(a)      GAAP Adjustments related to R&D Costs

Schedule of Earnings Per Share Restated
	For year ended
	December 31, 2024			December 31, 2023
	Restated	Adjustment	Prior	Restated	Adjustment	Prior
NET INCOME (LOSS) FOR THE YEAR	(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)
	For year ended
	December 31, 2024			December 31, 2023
	Restated	Adjustment	Prior	Restated	Adjustment	Prior
Basic numerator
Net income (loss) allocated to controlling shareholder	(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)
Net income allocated to controlling shareholder	(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)

Basic denominator
Weighted average of shares	12,000,000		12,000,000	12,000,000	—	12,000,000

Basic earnings (loss) per share	(0.14)	(0.01)	(0.13)	(0.49)	(0.10)	(0.39)
Basic earnings per share	(0.14)	(0.01)	(0.13)	(0.49)	(0.10)	(0.39)

Diluted numerator
Net income (loss) allocated to controlling shareholder	(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)
Net income allocated to controlling shareholder	(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)

Diluted denominator
Weighted average of outstanding shares	12,000,000	—	12,000,000	12,000,000	—	12,000,000
Convertible Notes	147,142	—	147,142	143,880	—	143,880
Restricted Stock Units	365,000	—	365,000	172,500	—	172,500
Diluted weighted average of outstanding shares	12,512,142	—	12,512,142	12,316,380	—	12,316,380

Diluted earnings (loss) per share	(0.14)	(0.01)	(0.13)	(0.49)	(0.10)	(0.39)
Diluted earnings per share	(0.14)	(0.01)	(0.13)	(0.49)	(0.10)	(0.39)